Share-based payments (Tables)	12 Months Ended
Mar. 30, 2025
Share-Based Payment Arrangements [Abstract]
Schedule of Stock Option, RSU and PSU Transactions
Stock option transactions are as follows:

	Year ended
	March 30, 2025		March 31, 2024
	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares
Options outstanding, beginning of period	$33.51	4,608,777	$36.58	4,055,199
Granted	$17.90	1,005,636	$19.77	1,278,211
Exercised	$5.00	(115,296)	$1.61	(64,058)
Cancelled	$34.35	(741,164)	$28.83	(660,575)
Options outstanding, end of period	$30.78	4,757,953	$33.51	4,608,777
RSUs transactions are as follows:

	Year ended
	March 30, 2025	March 31, 2024
	Number of shares	Number of shares
RSUs outstanding, beginning of period	480,518	318,082
Granted	425,251	438,814
Settled	(186,657)	(134,475)
Cancelled	(103,954)	(141,903)
RSUs outstanding, end of period	615,158	480,518
PSUs transactions are as follows:

	Year ended
	March 30, 2025	March 31, 2024
	Number of shares	Number of shares
PSUs outstanding, beginning of period	342,925	—
Granted	428,121	399,349
Cancelled	(95,015)	(56,424)
PSUs outstanding, end of period	676,031	342,925

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at March 30, 2025:

	Options Outstanding		Options Exercisable
Exercise price	Number	Weighted average remaining life in years	Number	Weighted average remaining life in years
$8.94	66,666	1.8	66,666	1.8
$14.14	4,712	9.9	—	0.0
$14.29	2,565	8.6	641	8.6
$14.31	18,606	9.4	—	0.0
$14.39	211,884	9.4	—	0.0
$16.21	519,884	8.9	103,977	8.9
$18.98	683,671	9.1	—	0.0
$22.24	490,946	8.1	122,694	8.1
$23.64	42,576	2.4	42,576	2.4
$23.77	12,285	7.2	6,143	7.2
$24.64	978,860	7.1	489,405	7.1
$30.73	40,707	2.2	40,707	2.2
$31.79	35,622	2.6	35,622	2.6
$33.97	498,643	5.2	498,643	5.2
$45.34	20,633	4.2	20,633	4.2
$48.93	450,061	6.2	337,530	6.2
$50.00	250,000	5.2	250,000	5.2
$63.03	292,200	4.0	292,200	4.0
$83.53	137,432	3.2	137,432	3.2
	4,757,953	6.9	2,444,869	5.5

Schedule of Assumptions Used to Measure Fair Value of Options Granted
The assumptions used to measure the fair value of options granted under the Black-Scholes option pricing model at the grant date were as follows:

	Year ended
	March 30, 2025	March 31, 2024
Weighted average stock price valuation	$17.90	$19.77
Weighted average exercise price	$17.90	$19.77
Risk-free interest rate	3.98%	4.09%
Expected life in years	5	5.4
Expected dividend yield	—%	—%
Volatility	40%	40%
Weighted average fair value of options issued	$6.02	$6.82